INCOME TAXES (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liability, beginning	$ (12,963)	$ (17,422)
Recognized in income (loss)	5,376	8,294
Deferred income tax liability, ending	(8,924)	(12,963)
Deferred income tax liability
DisclosureOfDeferredIncomeTaxLiabilitiesLineItems [Line Items]
Deferred income tax liability, beginning	(12,963)	(17,422)
Recognized in income (loss)	5,376	8,294
Recognized in other liabilities (flow-through shares)	(1,337)	(3,835)
Deferred income tax liability, ending	$ (8,924)	$ (12,963)